Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 49,583,377	$ 45,293,426
Non-current, Maturity	$ 1,658,247,283	$ 1,446,106,652
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.08%	6.71%
Nominal Annual Rate	6.49%	6.49%
Current, Maturity	$ 13,891,597	$ 11,692,134
Non-current, Maturity	$ 1,425,675,234	$ 1,196,412,962
Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.01%	6.00%
Nominal Annual Rate	5.48%	5.48%
Current, Maturity	$ 35,691,780	$ 33,601,292
Non-current, Maturity	232,572,049	249,693,690
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,686,780	9,140,614
One to Three Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,686,780	9,140,614
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	40,896,597	36,152,812
Three to Twelve Months [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,204,817	2,551,520
Three to Twelve Months [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	35,691,780	33,601,292
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	370,547,004	32,474,175
Two to Three Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	335,926,442
Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	314,559,708
Three to Four Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		282,085,533
Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,620,562	32,474,175
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,183,838,593	1,034,124,419
More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,089,748,792	914,327,429
More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 94,089,801	$ 119,796,990